Stockholders' Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2013
Shares of Common Stock Reserved for Future Issuance

At December 31, 2013, the Company had reserved a total of 6,234,809 of its authorized 50,000,000 shares of common stock for future issuance as follows:

Outstanding stock options	3,058,795
Restricted stock units	97,700
Outstanding common stock warrant	500,000
Possible future issuance under stock option plans	2,578,314

Total common shares reserved for future issuance	6,234,809